Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Investments in associates	€ 2,863	€ 2,890	€ 2,676
Regeneron Pharmaceuticals, Inc. [Member]
Disclosure of transactions between related parties [Line Items]
Proportion of voting rights held in associate	22.20%
Investments in associates	€ 2,512	2,548	2,245
Onduo LLC [Member]
Disclosure of transactions between related parties [Line Items]
Proportion of voting rights held in associate	50.00%
Investments in associates	€ 141	181
Sanofi Pasteur MSD [Member]
Disclosure of transactions between related parties [Line Items]
Investments in associates			252
Infraserv Gmbh and Co Hochst KG [member]
Disclosure of transactions between related parties [Line Items]
Proportion of voting rights held in associate	31.20%
Investments in associates	€ 73	79	85
Entities and companies managed by Bristol Mayers Squibb [member]
Disclosure of transactions between related parties [Line Items]
Proportion of voting rights held in associate	49.90%
Investments in associates	€ 38	44	43
Other investments [Member]
Disclosure of transactions between related parties [Line Items]
Investments in associates	€ 99	€ 38	€ 51